Environmental Rehabilitation Obligation (Tables)	12 Months Ended
Mar. 31, 2024
Environmental Rehabilitation Obligation [Abstract]
Schedule of Reconciliation of Obligations Associated Retirement Properties	The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:
Total
Balance, April 1, 2022	$8,739
Reclamation expenditures	(740)
Unwinding of discount of environmental rehabilitation	239
Revision of provision	(248)
Foreign exchange impact	(672)
Balance, March 31, 2023	$7,318
Reclamation expenditures	(970)
Unwinding of discount of environmental rehabilitation	191
Revision of provision	259
Foreign exchange impact	(356)
Balance, March 31, 2024	$6,442